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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22638

ARROW INVESTMENTS TRUST

(Exact name of registrant as specified in charter)

2943 Olney Sandy Springs Road, Suite A           Olney, Maryland 20832

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware  19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 260-1001

Date of fiscal year end:  July 31st

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Registrant: Arrow Alternative Solutions Fund
Investment Company Act file number: 811-22638
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	POWERSHARES	PHB	73936T557	6/19/2013	1.Election of Board of Directors	Management
	POWERSHARES	PHB	73936T557	6/19/2013	RONN R. BAGGE	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	TODD j. BARRE	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	KEVIN M. CAROME	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	MARC M. KOLE	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	YUNG BONG LIM	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	PHILIP M. NUSSBAUM	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	GARY R. WICKER	Management	Y	FOR	FOR
	POWERSHARES	PHB	73936T557	6/19/2013	DONALD H. WILSON	Management	Y	FOR	FOR
2	POWERSHARES	PCY	73936T573	6/20/2013	1.Election of Board of Directors	Management
	POWERSHARES	PCY	73936T573	6/20/2013	RONN R. BAGGE	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	TODD j. BARRE	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	KEVIN M. CAROME	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	MARC M. KOLE	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	YUNG BONG LIM	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	PHILIP M. NUSSBAUM	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	GARY R. WICKER	Management	Y	FOR	FOR
	POWERSHARES	PCY	73936T573	6/20/2013	DONALD H. WILSON	Management	Y	FOR	FOR

Registrant:Arrow Commodity Strategy Fund
Investment Company Act file number: 811-22638
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant:Arrow DWA Balanced Fund
Investment Company Act file number: 811-22638
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant:Arrow DWA Tactical Fund
Investment Company Act file number: 811-22638
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant:Arrow Managed Futures Strategy Fund
Investment Company Act file number: 811-22638
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ARROW INVESTMENTS TRUST

By (Signature and Title)*    /s/Kevin Wolf

Kevin Wolf, Principal Financial Officer and Treasurer

Date:  August 26, 2013

* Print the name and title of each signing officer under his or her signature.